Share Capital and Earnings Per share - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		2 Months Ended	12 Months Ended
	Nov. 14, 2019	Mar. 13, 2020	Dec. 31, 2020	Dec. 31, 2019
Retained earnings [member]
Disclosure of Dividends [line items]
Purchase of treasury shares		$ 132		$ 662
Issued capital [Member]
Disclosure of Dividends [line items]
Purchase of treasury shares		$ 121		$ 677
Common shares [Member]
Disclosure of Dividends [line items]
Average per common share	$ 25.26		$ 24.86	$ 23.22
Share purchased and cancelled subsequently	16.5		10.2	57.6
Total Cost of Share	$ 416		$ 253	$ 1,300
Common shares [Member] | Major ordinary share transactions [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid			$ 0.28